Income Taxes (Details 5) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 PRC PRC subsidiaries USD ($)	Dec. 31, 2014 PRC PRC subsidiaries CNY
Movements of the valuation allowance
Balance	$ 189,374	1,174,988	822,010	627,295
Additions of valuation allowance	25,683	159,355	474,397	244,809
Reduction of valuation allowance	(3,707)	(23,001)	(121,419)	(50,094)
Balance	211,350	1,311,342	1,174,988	822,010
Tax loss carryforwards					815,462	5,059,616
Tax loss carryforward in 2015						49,918
Tax loss carryforward in 2016						630,405
Tax loss carryforward in 2017						2,227,446
Tax loss carryforward in 2018						1,476,108
Tax loss carryforward in 2019						675,739